Results for the Year - A reconciliation of Genmab's effective tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results for the Year
Net profit before tax	kr 5,637	kr 6,945	kr 3,918
Tax at the Danish corporation tax rate of 22% for all periods	1,240	1,528	862
Adjustment to unrecognized deferred tax assets	43	(92)	137
Recognition of previously unrecognized tax losses and deductible temporary differences	(2,400)	(800)
Recognition of previously unrecognized tax losses and deductible temporary differences		(12)	119
Non-deductible expenses/non-taxable income and other permanent differences, net	7	73	(147)
All other	(5)	(4)	(10)
Total tax effect	45	(35)	99
Total tax for the period in the income statement	1,285	1,493	961
Total tax for the period in shareholders' equity	kr 57	kr (22)	kr (31)
Effective Tax Rate	22.80%	21.50%	24.50%
Applicable tax rate	22.00%	22.00%	22.00%